EARNINGS PER SHARE - Additional Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise price of warrants	12.00
Average per share price	7.92
Warrant | Warrants to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of diluted earnings per share (in shares)	581,807	14,000,000
Warrant | Warrant exchange
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of diluted earnings per share (in shares)		1,000,000